United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 5, 2008

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:      $266,612
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
APOLLO GROUP INC.        COM        37604105    4,377,000    101,300.00 X                                13,425   45,150   42,725
CH ROBINSON WORLDWIDE    COM       12541W209    8,042,000    147,821.00 X                                20,100   66,302   61,419
CHOICEPOINT              COM       170388102   23,954,000    503,225.00 X                                64,660  222,246  216,319
CME GROUP INC.           COM       12572Q105    8,452,000     18,017.00 X                                 2,389    8,041    7,587
EBAY                     COM       278642103   15,682,000    525,526.00 X                                66,110  237,335  222,081
EXPRESS SCRIPTS          COM       302182100   22,254,000    345,974.00 X                                44,765  152,135  149,074
GEN PROBE INC.           COM       36866T103   27,702,000    574,725.00 X                                77,525  253,950  243,250
GLOBAL PAYMENTS          COM       37940X102   11,876,000    287,119.00 X                                37,725  136,492  112,902
IDEXX LABS               COM       45168D104   15,683,000    318,365.00 X                                41,850  144,715  131,800
INTERCONTINENTAL EXCHANG COM       45865V100    7,053,000     54,042.00 X                                 7,183   24,011   22,848
INTL GAME TECH           COM       459902102   10,309,000    256,370.00 X                                34,250  115,704  106,416
IRON MOUNTAIN            COM       462846106   11,435,000    432,486.00 X                                60,464  194,474  177,548
KOHLS CORP.              COM       500255104    5,460,000    127,281.00 X                                17,986   57,765   51,530
LABORATORY CORP          COM       50540R409   24,826,000    336,930.00 X                                46,500  149,625  140,805
LIBERTY MEDIA GRP        COM       530555101    7,492,000    211,050.00 X                                28,325  103,350   79,375
NAVIGATORS GROUP INC.    COM       638904102    2,971,000     54,612.00 X                                   370   23,365   30,877
QUEST DIAGNOSTICS INC.   COM       74834L100   10,523,000    232,449.00 X                                29,275  111,585   91,589
STRAYER EDUCATION        COM       863236105   18,682,000    122,503.00 X                                15,766   55,808   50,929
ZEBRA TECHNOLOGIES       COM       989207105   26,422,000    792,962.00 X                               101,992  367,718  323,252

LARGE CAP VALUE INDEX    MF        464287408      361,000      5,225.00 X                                          5,225        0
MSCI EAFI INDEX          MF        464287465      870,000     12,100.00 X                                         12,100        0
S&P 500 INDEX            MF        464287200      571,000      4,320.00 X                                          4,320        0
S&P MIDCAP 400 INDEX     MF        464287507      198,000      2,550.00 X                                          2,550        0
TWEEDY BROWN GLBL VAL    MF        901165100      456,000     16,751.00 X                                         16,751        0
S&P 100 INDEX FUND       MF        464287101      961,000     15,675.00 X                                         15,675        0

TOTAL COMMON STOCK                            263,195,000

TOTAL MUTUAL FUNDS                              3,417,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              266,612,000

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